Segment disclosure - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) customer Segment	Dec. 31, 2024 EUR (€) customer	Dec. 31, 2023 EUR (€) customer
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Total net sales	€ 32,667.3	€ 28,262.9	€ 27,558.5
Increase in net system sales	€ 4,400.0
Increase in net system sales in percentage	15.60%
Revenue benchmark | Customer concentration risk
Segment Reporting Information [Line Items]
Number of largest customers | customer	4	4	2
Total net sales	€ 20,000.0	€ 15,200.0	€ 14,900.0
Revenue benchmark | Customer concentration risk | Four customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	61.20%	53.80%
Revenue benchmark | Customer concentration risk | Two customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage			53.90%
Accounts and financing receivable benchmark | Customer concentration risk
Segment Reporting Information [Line Items]
Number of largest customers | customer	3	3	3
Accounts receivables and finance receivables	€ 1,300.0	€ 2,600.0	€ 3,700.0
Accounts and financing receivable benchmark | Customer concentration risk | Three largest customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	35.40%	54.10%	64.40%